Income taxes - Taxes recognized through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Current tax expenses	€ (152)	€ (72)	€ (16)
Current year	(144)	(56)
Adjustments for prior periods	(8)	(16)	(16)
Deferred tax (expense)/income	45	142	(208)
Temporary differences	45	142	(182)
Tax losses			(26)
Income tax (expenses)/ benefit	(107)	70	(224)
Income taxes recognized directly in other comprehensive income	€ 0	€ 0	€ 0